Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 12,514,374	$ 1,503,858
Less: accumulated depreciation	(660,610)	(257,800)
Property and equipment, net	11,853,764	1,246,058
Office Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	273,339	49,432
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	160,772	66,271
Vehicle
Property Plant And Equipment [Line Items]
Property and equipment, gross	81,360	76,636
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,686,133	593,582
Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,832,726
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,227,150	465,428
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 4,252,894	$ 252,509